Information Relating to the Consolidated Statement of Cash Flows - Narrative (Details) - Operating Segments $ in Millions	Dec. 31, 2023 USD ($)
Upstream
Segment Reporting Information [Line Items]
Non cash transaction in operating segments	$ (1,765)
Downstream
Segment Reporting Information [Line Items]
Non cash transaction in operating segments	$ 1,950